Schedule of financial covenants (Details)	12 Months Ended
Dec. 31, 2021
Debentures Four [Member] | Copel geracaoe transmissao SA [member]
IfrsStatementLineItems [Line Items]
Contract	7th issue of Debentures
Changes in Actuarial Assets | Copel geracaoe transmissao SA [member]
IfrsStatementLineItems [Line Items]
Company name	Copel GeT
Contract	4th issue of Debentures
Debentures 5 [Member] | Copel geracaoe transmissao SA [member]
IfrsStatementLineItems [Line Items]
Contract	3rd issue of Debentures
Sensitivity Analysis | Copel geracaoe transmissao SA [member]
IfrsStatementLineItems [Line Items]
Contract	5th issue of Debentures
Sensitivity Analysis | CCEE liabilities
IfrsStatementLineItems [Line Items]
Company name	Copel DIS
Contract	3rd issue of Debentures
Sensitivity Analysis | Ventos de Santo Uriel
IfrsStatementLineItems [Line Items]
Company name	Cutia
Contract	1st issue of Debentures
Annual financial index	Debt service coverage ratio (a) [1]
Limit	≥ 1.2
Debentures Three [Member] | Copel geracaoe transmissao SA [member]
IfrsStatementLineItems [Line Items]
Contract	6th issue of Debentures
Debentures Three [Member] | CCEE liabilities
IfrsStatementLineItems [Line Items]
Contract	4th issue of Debentures
Debentures Foure One [Member] | CCEE liabilities
IfrsStatementLineItems [Line Items]
Contract	5th issue of Debentures
Debentures Five One [Member] | CCEE liabilities
IfrsStatementLineItems [Line Items]
Contract	6th issue of Debentures
Estimated Net Periodic Plan Costs (Gains) | Nova Asa Branca I
IfrsStatementLineItems [Line Items]
Company name	Nova Asa Branca I
Estimated Net Periodic Plan Costs (Gains) | Nova Asa Branca III
IfrsStatementLineItems [Line Items]
Company name	Nova Asa Branca III
Contract	2nd issue of Debentures
Annual financial index	Debt service coverage ratio
Limit	≥ 1.3
Estimated Net Periodic Plan Costs (Gains) | Nova Asa Branca II
IfrsStatementLineItems [Line Items]
Company name	Nova Asa Branca II
Estimated Net Periodic Plan Costs (Gains) | Nova Eurus IV
IfrsStatementLineItems [Line Items]
Company name	Nova Eurus IV
Estimated Net Periodic Plan Costs (Gains) | Ventos de Santo Uriel
IfrsStatementLineItems [Line Items]
Company name	Ventos de Santo Uriel
Changes in Equity Attributable to Non-Controlling Shareholders | Debentures Six [Member]
IfrsStatementLineItems [Line Items]
Company name	Copel
Contract	7th issue of Debentures
Changes in Equity Attributable to Non-Controlling Shareholders | Debentures Four [Member]
IfrsStatementLineItems [Line Items]
Annual financial index	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio
Limit	≤ 3.5 ≥ 1.5
Changes in Equity Attributable to Non-Controlling Shareholders | Debentures Seven [Member]
IfrsStatementLineItems [Line Items]
Contract	8th issue of Debentures

[1]	The variation in provisions for legal claims occurred due to the review of the assessment of the Company’s legal advisors, mainly in civil claims. The details of the actions are shown in Note 30.